3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Tables)	6 Months Ended
Jun. 30, 2013
Advances From Shareholdersofficers
Advances from shareholders
	June 30, 2013	December 31, 2012
Cash advances	$–	$15,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	170,000
Total	$170,000	$185,000